SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company's Board of Directors approved a program to repurchase up to $3,000 of its ordinary shares (the "share repurchase program") which is the amount that the Company could repurchase according to Israeli law without further approval from an Israeli court. During the years ended December 31, 2016, 2015 and 2014, the Company received court approvals to purchase up to an additional $75,000 of its ordinary shares. In addition, in each of May and November 2017, the Company received court approval to purchase up to an additional $15,000 and $20,000, respectively, of its ordinary shares. The November 2017 court approval for share repurchases will expire on May 27, 2018.

As part of the share repurchase program, on June 16, 2016, the Company commenced an offer in the U.S. and Israel to purchase up to 3,000,000 of its ordinary shares for $4.35 per share (the "Offer"). The Offer expired on July 20, 2016 and the Company purchased 3,000,000 of its ordinary shares, the maximum amount of shares subject to the Offer, at a price of $4.35 per share. The Company had $150 of legal and other expenses related to the Offer.

As of December 31, 2017, pursuant to the share repurchase program, the Company had repurchased a total of 27,115,952 of its ordinary shares at a total cost of $115,545 (of which 3,749,462 of its ordinary shares were repurchased during the year ended December 31, 2017 for aggregate consideration of $25,564).

b.	Employee and Non-employee Share Option Plan:

In 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan") that became effective in January 2009. Under the Plan, options and RSUs may be granted to employees, officers, non-employee consultants and directors of the Company. As of December 31, 2017, the total number of shares authorized for future grant under the Plan is 1,221,941.

Share options granted under the Plan are generally exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2017:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	3,353,457	$4.50	4.1	$6,346
Changes during the year:
Granted	264,543	$6.36
Exercised	(636,067)	$4.38
Forfeited	(105,291)	$4.86

Options outstanding at end of year	2,876,642	$4.68	3.7	$7,703

Options exercisable at end of year	1,850,677	$4.58	2.9	$5,151

The weighted-average grant-date fair value of options granted during the years ended December 31, 2015, 2016 and 2017 was $2.04, $2.01 and $3.05, per option, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's ordinary shares.

Total intrinsic value of options exercised for the years ended December 31, 2015, 2016 and 2017 was $219, $1,583 and $1,562, respectively.

The following is a summary of the Company's RSU activity and related information for the year ended December 31, 2017:

	Number of shares	Weighted average grant date fair value

RSUs outstanding at beginning of year	393,534	$4.38
Changes during the year:
Granted	333,962	$7.12
Vested	(145,099)	$4.61
Forfeited	(7,000)	$5.75

RSUs outstanding at end of year	575,397	$5.90

The following is a summary of warrants issued to non-employees for the year ended December 31, 2017:

	Number of shares	Weighted average exercise price

Warrants outstanding at beginning and end of year	5,000	$5.00

Warrants exercisable at end of year	3,750	$5.00

The Group recorded immaterial compensation expenses with respect to the grants of these warrants in accordance with ASC 505-50.

As of December 31, 2017, there was $3,293 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.09 years.

The options and warrants outstanding as of December 31, 2017, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Number of options outstanding as of December 31, 2017	Weighted average remaining contractual life	Weighted average exercise price	Number of options exercisable as of December 31, 2017	Weighted average exercise price of exercisable options
		(Years)

$0.00-1.10	5,875	0.54	$0.00	5,500	$0.00
$1.50-2.51	43,250	1.69	$2.04	43,250	$2.04
$2.57-4.00	980,805	3.00	$3.51	714,430	$3.43
$4.03-6.49	1,400,388	4.10	$4.90	821,671	$4.99
$6.51-8.23	451,324	3.95	$6.87	269,576	$6.88

	2,881,642	3.66	$4.69	1,854,427	$4.58